Loans (Details) - Schedule of purchased credit impaired loans - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
One- to four-family [Member]
Residential real estate:
One- to four-family residential real estate	$ 751	$ 949